Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw materials	$ 995.1	$ 822.7
Work in process	687.7	524.7
Spare parts	445.6	474.3
Finished goods	55.4	54.2
Held by third parties	79.2	79.3
Advances to suppliers	33.8	30.8
Inventory in transit	116.6	80.0
Consumption materials	47.4	43.5
Used aircraft	0.0	28.4
Inventories Gross	2,460.8	2,137.9
Loss on adjustment to fair value	(5.7)	(1.0)
Loss due to obsolescence	(126.1)	(150.9)	$ (210.3)	$ (95.6)
Adjustment to inventories	(131.8)	(151.9)
Total	$ 2,329.0	$ 1,986.0